Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to S-4 filed on 9/11/14
Document Period End Date	Sep. 30, 2014
Trading Symbol	HLT
Entity Registrant Name	Hilton Worldwide Finance LLC
Entity Central Index Key	0001617386
Entity Filer Category	Non-accelerated Filer